IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
FOR VAUGHAN NELSON INTERNATIONAL SMALL CAP FUND

Vaughan Nelson Emerging Markets Opportunities Fund
Investor Class (Ticker Symbol: ADVKX)
Institutional Class (Ticker Symbol: ADVMX)

Vaughan Nelson International Small Cap Fund
Investor Class (Ticker Symbol: ADVJX)
Institutional Class (Ticker Symbol: ADVLX)

Each a series of Investment Managers Series Trust

Supplement dated December 29, 2023, to the currently effective
Prospectus and Statement of Additional Information (“SAI”).

This supplement provides important information regarding planned changes for the Vaughan Nelson Emerging Marking Opportunities Fund’s name, management fee, expense limitation agreement, principal investment strategy, and portfolio management team.

Changes in Fund Name

Effective March 1, 2024, the name of the Vaughan Nelson Emerging Markets Opportunities Fund (the “Fund”) will be changed as set forth below and all references to the Fund’s name in the Prospectus and SAI will be updated accordingly.

Name Change:

The name of the Vaughan Nelson Emerging Markets Opportunities Fund will be changed to Vaughan Nelson Emerging Markets Fund.

Changes in Management Fee and Expense Limitation Agreement

Effective March 1, 2024 (the “Effective Date”), Vaughan Nelson Investment Management, L.P. (the “Advisor”) has agreed to lower its management fee for the Vaughan Nelson Emerging Markets Fund from 0.95% to 0.85% of the Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Vaughan Nelson Emerging Markets Fund from 1.35% to 1.25% and 1.10% to 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

The “Fees and Expenses of the Fund” section beginning on page 1 of the Prospectus will be deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
	Investor Class Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Wire fee	$20	$20
Overnight check delivery fee	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%	0.85%
Distribution (Rule 12b-1) fees	0.25%	None
Shareholder Service Fee	0.11%	0.11%
Other Expenses	1.04%	1.04%
Total annual fund operating expenses	2.25%	2.00%
Fees waived and/or expenses reimbursed[1,2]	(1.00)%	(1.00)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[1,2]	1.25%	1.00%

1     The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. This agreement is in effect until February 28, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

2       Restated to reflect the current operating expense limitation agreement with the Fund’s advisor.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	One Year	Three Years	Five Years	Ten Years
Investor Class	$127	$607	$1,114	$2,507
Institutional Class	$102	$531	$985	$2,247

The first table under the “Investment Advisor” heading on page 25 of the Prospectus will be deleted in its entirety and replaced with the following:

Pursuant to the Advisory Agreement, the following table illustrates the annual contractual advisory fee paid to the Advisor for the services and facilities it provides to the Funds, payable on a monthly basis.

Fund	Contractual Advisory Fees As a Percentage of Average Daily Net Assets
Vaughan Nelson Emerging Markets Fund	0.85%
Vaughan Nelson International Fund	0.75%

The table under the “Fund Expenses” heading on page 27 of the Prospectus and page B-31 of the SAI will be deleted in its entirety and replaced with the following:

Fund	As a Percentage of Average Daily Net Assets
Vaughan Nelson Emerging Markets Fund – Investor Class	1.25%
Vaughan Nelson Emerging Markets Fund – Institutional Class	1.00%
Vaughan Nelson International Fund – Investor Class	1.14%
Vaughan Nelson International Fund – Institutional Class	0.89%

As of the Effective Date, all additional references in the Prospectus and SAI to the annual management fee and expense limitation arrangement with respect to the Fund are revised as indicated above.

Changes in Principal Investment Strategy for the Vaughan Nelson Emerging Markets Opportunities Fund

As of the Effective Date, the first paragraph under the heading “Principal Investment Strategies” beginning on page 2 of the prospectus will be deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities including common stocks, preferred stocks, real estate investment trusts (“REITs”) or other trusts, Exchange Traded Funds (“ETFs”) and similar securities of companies that are either listed, domiciled, or conduct a meaningful amount of business in emerging markets. The Fund’s advisor defines companies conducting a meaningful amount of business in emerging markets as those companies that derive at least 50% of revenues or net profits from or have at least 50% of assets or production capacities in, emerging market countries. The Fund’s advisor also includes in the definition of emerging market companies those that have been organized under the laws of, have their principal offices or headquarters in, or the securities of which are principally traded in emerging market countries. Emerging market countries are those countries that are considered to be emerging markets or developing economies by the World Bank or the International Finance Corporation or are included in any of Morgan Stanley Capital International (MSCI) emerging market indices. Emerging market countries are typically located in Asia, Africa, the Caribbean and Central America, South America, Eastern Europe, and the Middle East. The Fund may invest in companies of any market capitalization. From time to time, the Fund may have a significant portion of its assets in one or more market sectors. The Fund’s advisor uses a bottom-up approach, employing both fundamental research and quantitative tools, that seeks to identify companies with attractive valuations. The strategy invests in stocks that the Fund’s advisor believes are undervalued relative to their intrinsic value over time. The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible securities and American, European and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The Fund may also invest in exchange-traded funds (“ETFs”) that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges. The Fund generally will invest in securities of companies located in different countries and regions. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

This supplement provides important information regarding planned changes for the Vaughan Nelson International Small Cap Fund’s name, management fee, expense limitation agreement, principal investment strategy, 80% investment policy, and portfolio management team.

Changes in Fund Name

Effective March 1, 2024 (the “Effective Date”), the name of the Vaughan Nelson International Small Cap Fund (the “Fund”) will be changed as set forth below and all references to the Fund’s name in the Prospectus and SAI will be updated accordingly.

Name Change:

The name of the Vaughan Nelson International Small Cap Fund will be changed to Vaughan Nelson International Fund.

Changes in Management Fee and Expense Limitation Agreement

As of the Effective Date, Vaughan Nelson Investment Management, L.P. (the “Advisor”) has agreed to lower its management fee for the Vaughan Nelson International Fund from 0.85% to 0.75% of the Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Vaughan Nelson International Fund from 1.24% to 1.14%, and from 0.99% to 0.89%, of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

The “Fees and Expenses of the Fund” section beginning on page 8 of the Prospectus will be deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
	Investor Class Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Wire fee	$20	$20
Overnight check delivery fee	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.75%
Distribution (Rule 12b-1) fees	0.25%	None
Shareholder Service fees	0.07%	0.07%
Other expenses	0.60%	0.60%
Total annual fund operating expenses	1.67%	1.42%
Fees waived and/or expenses reimbursed[1]	(0.53)%	(0.53)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[1]	1.14%	0.89%

1     The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.14% and 0.89% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. This agreement is in effect until February 28, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	One Year	Three Years	Five Years	Ten Years
Investor Class shares	$116	$475	$859	$1,932
Institutional Class shares	$91	$397	$726	$1,656

The first table under the “Investment Advisor” heading on page 25 of the Prospectus will be deleted in its entirety and replaced with the following:

Pursuant to the Advisory Agreement, the following table illustrates the annual contractual advisory fee paid to the Advisor for the services and facilities it provides to the Funds, payable on a monthly basis.

Fund	Contractual Advisory Fees As a Percentage of Average Daily Net Assets
Vaughan Nelson Emerging Markets Fund	0.85%
Vaughan Nelson International Fund	0.75%

The table under the “Fund Expenses” heading on page 27 of the Prospectus and page B-31 of the SAI will be deleted in its entirety and replaced with the following:

Fund	As a Percentage of Average Daily Net Assets
Vaughan Nelson Emerging Markets Fund – Investor Class	1.25%
Vaughan Nelson Emerging Markets Fund – Institutional Class	1.00%
Vaughan Nelson International Fund – Investor Class	1.14%
Vaughan Nelson International Fund – Institutional Class	0.89%

As of the Effective Date, all additional references in the Prospectus and SAI to the annual management fee and expense limitation arrangement with respect to the Fund are revised as indicated above.

Changes in Principal Investment Strategy and 80% Investment Policy for the Vaughan Nelson International Fund

As of the Effective Date, the first paragraph under the heading “Principal Investment Strategies” beginning on page 9 of the Prospectus will be deleted in its entirety and replaced with the paragraph below. In connection with the Vaughan Nelson International Fund’s name change described above, as of the Effective Date, the Vaughan Nelson International Fund’s current investment policy of investing at least 80% of its net assets in equity securities of small capitalization companies and at least 75% of its net assets in securities of companies located outside of the United States will be changed to a policy to invest at least 80% of its net assets in international equity securities (as defined below).

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in international equity securities including common stocks, preferred stocks, real estate investment trusts (“REITs”) or other trusts, Exchange Traded Funds (“ETFs”) and similar securities. The Fund considers international equities to be companies that are listed, domiciled, or conduct a meaningful amount of business outside of the United States. The Fund’s advisor defines companies conducting a meaningful amount of business outside of the United States as those companies that derive at least 50% of revenues or net profits from, or have at least 50% of assets or production capacities, outside of the United States. Typically, the Fund’s portfolio will hold 25 to 60 securities. The Fund may invest in companies with any market capitalization. From time to time, the Fund may have a significant portion of its assets in one or more market sectors. The Fund’s advisor uses a bottom-up approach, employing both fundamental research and quantitative tools, that seeks to identify companies with attractive valuations. The strategy invests in stocks that it believes are undervalued, relative to their intrinsic value over time. The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible securities and American, European and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The Fund may also invest in exchange-traded funds (“ETFs”) that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges. The Fund invests primarily in equity securities of foreign (non-U.S.) companies located in developed countries but may also invest in emerging markets. The Fund generally will invest in securities of companies located in different countries and regions. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

Changes in Portfolio Management Team

As of the Effective Date, Adam Rich will be added as a portfolio manager to the Vaughan Nelson Emerging Markets Fund and Vaughan Nelson International Fund Accordingly, the Prospectus and SAI are updated as follows:

The paragraph under the heading entitled “Portfolio Managers — Summary Section” on page 6 and 15 of the Prospectus will be deleted in its entirety and replaced with the following:

Adam C. Rich, Kevin A. Ross and Marco Priani are the portfolio managers which have primary responsibility for the day-to-day management of the indicated Fund’s portfolio since the dates stated below.

Portfolio Managers	Portfolio Manager of the Fund Since:
Adam Rich	2024
Kevin A. Ross	2017
Marco Priani	2018*

*    Marco Priani previously served as Portfolio Manager of the Fund from inception in March 2010 through July 2017.

The paragraph under the heading entitled “Portfolio Managers” beginning on page 25 of the Prospectus will be deleted in its entirety and replaced with the following:

The Funds are managed by the portfolio managers listed below who primarily responsible for the day-to-day management of each Fund.

The following paragraph will be added under the heading entitled “Portfolio Managers — Management of the Funds” on page 25 of the Prospectus:

Adam Rich, CFA has 13 years of investment management and research experience and serves as Deputy Chief Investment Officer of the Advisor. Prior to joining Vaughan Nelson in late 2016, Mr. Rich worked as an energy analyst at Visium Asset Management. He worked at Hotchkis & Wiley as a research associate from 2013 to 2015 with a focus on energy and Goldman Sachs as an analyst and financial investment professional from 2010 to 2013. Mr. Rich has a B.S. in Business Management from Brigham Young University. He is a Chartered Financial Analyst (CFA) charterholder and is proficient in Tagalog.

The following will be added under the heading entitled “Other Accounts Managed by the Portfolio Managers” beginning on page B-32 of the SAI:

As of October 31, 2023, information on other accounts managed by Adam Rich is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
Adam C. Rich	0	$0	4	$123.2	0	$0
Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
Adam C. Rich	0	$0	0	$0	0	$0

The following will be added under the heading entitled “Ownership of the Funds by the Portfolio Manager” on page B-34 of the SAI:

The following chart sets forth the dollar range of Fund shares owned by Adam C. Rich in each Fund as of October 31, 2023.

Name of Portfolio Manager	Dollar Range of Securities in the Funds (A: None, B: $1-$10,000, C: $10,001-$50,000, D: $50,001-$100,000, E: $100,001-$500,000, F: $500,001-$1,000,000, G: Over $1,000,000)
	Vaughan Nelson Emerging Markets Fund	Vaughan Nelson International Fund
Adam C. Rich	None	None

Please file this Supplement with your records.